NATURE OF BUSINESS (Details Narrative) - $ / shares	3 Months Ended
	Mar. 31, 2024	Feb. 14, 2024
Tevogen Bio [Member]
Equity holders percentage	90.90%
Semper Paratus [Member]
Equity holders percentage	9.10%
Common Stock [Member]
Exchange ratio		$ 4.85